Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,725,000
Total Fee Amount	1,642
Total Offset Amount		[1]
Net Fee	$ 1,642

[1]	The Company does not have any fee offsets.